UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-05128

Swiss Helvetia Fund, Inc.

(Exact name of registrant as specified in charter)

1270 Avenue of the Americas Suite 400 New York, NY 10020

(Address of principal executive offices) (Zip code)

Rodolphe E. Hottinger, President

Hottinger et Cie

3 Place des Bergues

C.P. 395

CH-1201 Geneva

Switzerland

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-888-SWISS-00

Date of fiscal year end: December 31st

Date of reporting period: July 1, 2007 – June 30, 2008

Form N-PX is to be used by a registered management investment company, other than a small business investment company registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than August 31 of each year, containing the registrant’s proxy voting record for the most recent twelve-month period ended June 30, pursuant to section 30 of the Investment Company Act of 1940 and rule 30b1-4 there under (17 CFR 270.30b1-4). The Commission may use the information provided on Form N-PX in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-PX, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-PX unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

PROXY VOTING RECORD

FOR PERIOD JULY 1, 2007 TO JUNE 30, 2008

12/31/07 - 6/30/08 - ORDINARY GENERAL MEETINGS

Ticker	ISIN	HOLDINGS	Nb of Shares	Date of AGM 2008	Description of the matter voted	Proposed by the issuer (I) or the shareholder (S)	Whether the fund cast its vote on the matter	How did the Fund vote	Whether the fund cast its vote for or against board	Date Proxy Was Received	Date Proxy Was Sent In	Reason for not voting / How the fund would have voted
		BANKS
CSGN	CH0012138530	CREDIT SUISSE GROUP	302,500	4/25/2008

1. Presentation and approval of the Annual Report, of the Statutory Annual Account 2007 and of the Consolidated Annual Accounts 2007

2. Discharge of the members of the Supervisory Board

3. Capital reduction on the basis of execution of shares buyback

4. Resolution on the distribution of profit

5. Other Statutory amendments

5.1 Adaptation of the company: the Supervisory Board request to change the name of Credit Suisse Group into Credit Suisse Group AG and to change Article 1 of the Articles of Association

5.2 Cancelation of investment in kind disposition

6. Elections

6.1 Elections of the Supervisory Board: Re-election of: Mr. Thomas W. Bechtler, Robert H. Benmosche, Mr. Peter Brabeck-Letmathe, Mr. Jean Lanier, Mr. Anton Van Rossum, Mr. Ernst Tanner

6.2. Election of KPMG as Auditing Agency and Group Auditor

6.3 Election of Bdovisura as Special Auditor

						I	YES	Yes to all items	For the board	4/8/2008	4/8/2008	N/A

UBSN	CH0024899483	UBS AG	601,000	4/23/2008

1. Annual Report, Annual Accounts and Accounts of the parent company for fiscal 2007, Report of the Group Auditor and Auditing Agency

2. Distribution of profit

3. Statutory Amendments:

3.1 Reduction from three years to one year of the Supervisory Board Members office period

3.2 Regulations to Group Auditor (Article 17-B, 25-C, 31-1/2, and Title D of the Article of Association)

4. Elections:

4.1 Re-election to the Supervisory Board:

4.1.1 Mr. Marcel Ospel

4.1.2 Mr. Peter Voser

4.1.3 Mr. Lawrence A. Weinbach

4.2 Election of a new Member of the Supervisory Board:

4.2.1 Mr. David Sidwell

4.2.2 Election of a possible nominated candidate

4.3 Re-election of Ernst & Young AG as Auditing Agency

5. Ordinary capital increase, emission of subscription rights

						I	YES	Yes to all items	For the board	4/8/2008	4/8/2008	N/A

BSAN	CH0002267737	BANK SARASIN & CIE AG	430	4/23/2008

1. Approval of the 2007 Annual Report of Bank Sarasin & Co. Ltd., containing the consolidated financial statements, the annual financial statements and the compensation report, as well as acknowledgement of the reports of the Statutory and Group Auditors

2. Discharging the members of the Board of Directors and the members of the Executive Committee

3. Adoption of resolution on the appropriation of distributable profit for 2007

4. Election of Members to the Board of Directors

4.1 Resignations

4.2 Re-elections

4.3 New member

5. Share split

6. Creation of authorized capital

7. Election of the Statutory and Group Auditors

8. Other business

						I	YES	Yes to all items except for 8	For the board except for item 8	4/1/2008	4/2/2008	N/A

		BASIC RESOURCES
PRWN	CH0013283368	PRECIOUS WOODS HLD AG	117,236	5/21/2008

1. Welcoming, location, agenda, hints on the General Meeting

2. Information on the actual state of the business

3. Annual Report, Consolidated Accounts and Annual Accounts 2007 including Report of the Auditing Agency and Group Auditor

4. Discharge of the Members of the Supervisory Board

5. Election of the Supervisory Board: Mr. Daniel Girsberger, Mr. Rolf Jeker, Ms. Katharina Lehmann

6. Election of the Auditing Agency and Group Auditor

7. Outlook and particular regulations

8. Statutory Amendment

8.1 Creation of a conditional capital to securitize the options of the shareholders

8.2 Creation of a conditional capital to securitize the options of the employees

8.3 Statutory Amendment as a result of the legal changes

9. Miscellaneous

9.1 FSC Certification in Gabun, short presentation of Gerome Topka, FSC responsible of Precious Woods Gabun

9.2 Others

						I	YES	Yes to all items except for 9, 9.1 and 9.2	For the board except for items 9, 9.1 and 9.2	4/25/2008	5/6/2008	N/A

UMS	CH0002572268	SWISS METAL HOLDING AG	75,000	5/21/2008

1. Explanations to the Annual Report 2007 and to the Annual Accounts 2007 as well as to the Consolidated Accounts 2007

2. Report of the Auditing Agency and Group Auditor

3. Resolution Regarding:

3.1 Approval of the Annual Report 2007

3.2 Approval of the Annual Accounts 2007 and Consolidated Accounts 2007

3.3 Appropriation of retained earnings

3.4 Discharge of the Supervisory Board

4. Statutory Amendment

4.1 Amendment of the name of the company to Swiss Metal Holding AG

4.2 Amendment of the Articles on the objective of the company

4.3 Creation of authorized capital

4.4 Adaptation to the revised stock corporation law

4.5 Adaptation to the revised right to review

5. Elections

5.1 Elections to the Supervisory Board: Mr. Dr. Roger Buehler, Mr. Ralph Glassberg, Mr. Martin Hellweg, Mr. Dr. Dominik Koechlin, Mr. Max Locher, Mr. Dr. J. Friedrich

5.2 Election of the Auditing Agency

6. Miscellaneous

						I	YES	Yes to all items except for 6	For the board except for item 6	4/30/2008	5/8/2008	N/A

		BIOTECHNOLOGY
ATLN	CH0010532478	ACTELION LTD.	570,655	4/11/2008

1. Amendment to the Articles of Association of the company (Amendment of Article 14 of the Articles of Association by formally introducing an electronic voting and election system)

2. Approval of the Business Report consisting of the Annual Report as well as of the Annual Statutory Accounts and Consolidated Accounts as of 12/31/07 (approval of the Business Report)

3. Use of the result of the Annual Accounts as of 12/31/07 (to carry forward the result)

4. Discharge of the Board of Directors and of the Senior Management (to grant discharge to all members of the Board of Directors and of the Senior Management)

5. Election of Board Members - Re-election of Dr. Jean-Paul Clozel, Mr. Juhani Anttila and Carl Feldbaum for a new term of office of three years

6. Appointment of the auditors of the Statutory and of the Consolidated Accounts (to appoint Ernst & Young AG, Basel, for the business year 2008)

					I	YES	Yes to all items	For the board	3/10/2008	3/25/2008	N/A

ADXN	CH0029850754	ADDEX PHARMACEUTICALS, LTD.	288,360	4/17/2008

1. Approval of the Annual Report, the Annual Financial Statements, and the Consolidated Financial Statements for the year 2007

2. Appropriation of the results

3. Discharge to the members of the Board of Directors and the Executive Management

4. Elections to the Board of Directors

4.1. Re-elections to the Board of Directors

4.2. Election to the Board of Directors

5. Election of the Auditors and the Group Auditors

					I	YES	Yes to all items	For the board	4/3/2008	4/3/2008	N/A

BANB	CH0012530207	BACHEM HOLDING AG	10,000	4/23/2008

1. Consolidated Accounts 2007, Report of the Group Auditor

2. Business Report and Annual Accounts 2007, Report of the Auditing Agency

3. Distribution of profit

4. Discharge of the members of the Supervisory Board

5. Election of the Auditing Agency and Group Auditor: PriceWaterhouseCoopers AG

					I	YES	Yes to all items	For the board	4/8/2008	4/8/2008	N/A

BSLN	CH0011432447	BASILEA PHARMACEUTICA	72,250	3/19/2008

1. Annual Report, financial statements and consolidated financial statements 2007

2. Appropriation of the results

2.1 Carry forward of the accumulated loss of CHF 119,618,811

2.2 Release from reserves for the purpose of offsetting accumulated loss with reserves; release from legal reserve to free reserve in the amount of CHF 28,426,014 as well as offsetting the free reserve with the accumulated loss in the amount of CHF 119,618,811

3. Release of the members of the Board of Directors and of management

4. Election to the Board of Directors

4.1 Re-election of Dr. Anthony Man (for a term of 3 years) CEO and member of the Board of Directors of Basilea Pharmaceutica LTD. since 2004

4.2 Re-election of Mr. Ron Scott (for a term of 3 years) CFO and member of the Board of Directors of Basilea Pharmaceutica LTD. since 2004

4.3 Re-election of Dr. Walter Fuhrer (for a term of 1 year) member of the Board of Directors of Basilea Pharmaceutica LTD. since 2003

4.4 Re-election of Professor Daniel Lew (for a term of 1 year) member of the Board of Directors of Basilea Pharmaceutica LTD. since 2003

4.5 Re-election of Professor Van Brummelen (for a term of 1 year) member of the Board of Directors of Basilea Pharmaceutica LTD. since 2003

4.6 Re-election of Mr. Steve Skolsky (for a term of 3 years) President and CEO of Sequoia Pharmaceuticals, Inc., Gaithersburg, MD, USA

5. Election of the Statutory Auditors and the Group Auditors - Re-election of PriceWaterhouseCoopers AG, Basel, as Statutory Auditors and Group Auditors for the business year 2008

6. Implementation of a holding structure and change of the Part 2 of the Articles of Incorporation

					I	YES	Yes to all items	For the board	2/28/2008	2/28/2008	N/A

SANN	CH0027148649	SANTHERA PHARMACEUTICAL HOLDING AG	10,000	4/21/2008

1. Approval of the Annual Report, Annual Accounts and Consolidated Annual Accounts 2007: notification of the report of the Auditing Agency and Group Auditor

2. Allocation of profit

3. Discharge of the Members of the Board

4. Statutory Amendments regarding share capital:

4.1 Creation of approved capital, Amendment of Article 3A of the Article of Association

4.2 Creation of conditional capital for employees participation, Amendment of Article 3B

4.3 Conditional capital for financing purposes, Amendment of Article 3B

5. Re-election of Mr. Rudolf Gygax, Member of the Supervisory Board

6. Election of Ernst & Young AG as Auditing Agency and Group Auditor

					I	YES	Yes to all items	For the board	3/28/2008	4/8/2008	N/A

SPPN	CH0021483885	SPEEDEL HOLDING AG	91,903	4/15/2008

1. Approval of the Annual Report, the income statements and the Annual Financial Statements 2007, report of Auditor and Group Auditor

2. Distribution of profits

3. Discharge to the members of the Supervisory Board

4. Election of two members of the Supervisory Board: Mr. Dr. Fritz Kunz and Mr. Dr. Marius Sutter

5. Re-election of Auditor and Group Auditor: PricewaterhouseCoopers AG

6. Statutory Amendment

					I	YES	Yes to all items	For the board	3/20/2008	3/27/2008	N/A

		CHEMICALS
SYNN	CH0011037469	SYNGENTA AG	148,331	4/22/2008

1. Approval of the Annual Report, including the Annual Financial Statements, the Compensation Report and the Group Consolidated Financial Statements for the year 2007

2. Discharge of the Members of the Board of Directors and the Executive Committee

3. Reduction of share capital by cancellation of repurchased shares

4. Appropriation of the balance sheet profit 2007 and dividend decision

5. Approval of a share repurchase program

6. Elections to the Board of Directors

7. Election of the Auditors

					I	YES	Yes to all items	For the board	4/14/2008	4/14/2008	N/A

		FOOD AND BEVERAGES
LISN	CH0010570759	LINDT & SPRUNGLI AG	290	4/25/2008

1. Approval of the Annual Report, the Annual Accounts of the chocolate manufacturer Lindt & Sprungli AG and the Consolidated Annual Account for the year 2007

2. Discharge of the Members of the Supervisory Board

3. Distribution of profit of the chocolate manufacturer Lindt & Sprungli

4. Elections

4.1 Re-election of the Supervisory Board: Mr. Ernst Tanner, Mr. Antonio Bulgheroni

4.2 Election of PricewaterhouseCoopers AG as Auditing Agency and Group Auditor

					I	YES	Yes to all items	For the board	4/8/2008	4/8/2008	NA

NESN	CH0012056047	NESTLE SA	162,500	4/10/2008

1. Financial Report, Financial Statements of Nestle AG and Nestle consolidation accounting 2007, report of the Auditing Agency

2. Discharge of the Members of the Supervisory Board and Board of Executive Directors

3. Resolution on the distribution of profit of Nestle AG

4. Elections

4.1 Re-elections of the Supervisory Board: Mr. Andreas Koopman, Mr. Rolf Haenggi

4.2 Elections of the Supervisory Board: Mr. Paul Bulcke, Mr. Beat W. Hess

4.3 Re-election of the Auditing Agency - Re-election of KPMG Klynveld Peat Marwick Goerdeler AG

5. Capital decrease and stock split

5.1 Capital decrease

5.2 Stock split

5.3 Statutory Amendments of Article 5 and 5BIS (1) of the Articles of Association

6. Overall Amendment of the Articles of Association

					I	YES	Yes to all items	For the board	3/7/2008	3/12/2008	NA

		CONSTRUCTION & MATERIALS
SIK	CH0000587979	SIKA AG	1,720	4/8/2008

1. Authorization of the Annual Report, Annual Financial Statement and Company Financial Statement

2. Resolution on the distribution of the profit

3. Discharge of the members of the Supervisory Board

4. Election

4.1 Election to the Supervisory Board - Mr. Urs F. Burkard

4.2 Election of the Auditing Agency and the Group of Auditor - Ernst & Young

5. Miscellaneous

					I	YES	Yes to all items except for 5	For the board except for item 5	3/25/2008	3/25/2008	N/A

BEAN	CH0001503199	BELIMO HOLDING AG	1,141	4/21/2008

1. Ratification of the Business Report with Annual Financial Statements, Annual Report and Income Statements for 2007 - Approval of Auditing Agency and Group Auditor

2. Distribution of profit

3. Ratification of Executive Board’s action

4. Change of Statutes

5. Election of the Executive Board: Mr. Werner Buck, Mr. Martin Hess, Mr. Walter Linsi, Dr. Robert Straub, Prof. Dr. Hans Peter Wehrli

6. Election of the Supervisory Board

					I	YES	Yes to all items	For the board	4/3/2008	4/3/2008	N/A

		INDUSTRIAL GOODS & SERVICES
IFCN	CH0011029946	INFICON HOLDING AG	6,440	4/24/2008

1. Approval of the Annual Report, of the Annual Account of the Inficon Holding AG and the consolidated Annual Accounts of the Inficon Group for the financial year 2007

2. Discharge of the Members of the Supervisory Board

3. Distribution of profit

4. Capital reduction - reduction of the share capital by CHF 1,177,935.00

5. Election of PricewaterhouseCoopers AG as Auditing Agency and Group Auditor

					I	YES	Yes to all items	For the board	4/3/2008	4/3/2008	N/A

KOMN	CH0010702154	KOMAX HOLDING AG	37,001	5/14/2008

1. Annual Report, Consolidated Annual Financial Statements and Annual Financial Statements of Komax Holding AG for the 2007 financial year

2. Discharge of the Board of Directors and Executive Committee

3. Amendment to the Articles of Association

4. Dividends for 2007

5. Elections to the Board of Directors: Max Koch, Daniel Hirschi

6. Appointment of Statutory and Group Auditors

					I	YES	Yes to all items	For the Board	5/2/2008	5/2/2008	N/A

ABBN	CH0012221716	ABB LTD	646,457	5/8/2008

1. Reporting on the Financial Year 2007

2. Approval of the Annual Report, the Consolidated Accounts, and the Annual Accounts 2007

3. Discharge of the Supervisory Board and of the persons in charge of the management of the company

4. Appropriation of profit and closure of legal reserves

5. Creation of secondary conditional share capital

6. Capital reduction through nominal value payback

7. Statutory amendment relevant to the capital reduction

8. General statutory amendment

8.1 Amendment of Article 8-1 of the Articles of Association

8.2 Amendment of Article 19I of the Articles of Association

8.3 Amendment of Article 20 of the Articles of Association

8.4 Amendment of Article 22-1 of the Articles of Association

8.5 Amendment of Article 28 of the Articles of Association

9. Election to the Supervisory Board: Mr. Hubertus Von Gruenberg, Mr. Roger Agnelli, Mr. Louis R. Hughes, Mr. Hans Ulrich Maerki, Mr. Michel De Rosen, Mr. Michael Treschow, Mr. Bernd W. Voss, Mr. Jacob Wallenberg

10. Election of the Auditing Agency

					I	YES	Yes to all items	For the board	4/21/2008	4/21/2008	N/A

		REAL ESTATE & INFRASTRUCTURE
UZAN	CH0010567961	FLUGHAFEN ZURICH	11,100	4/17/2008

1. Presentation of the Business Report with the Annual Statements and the Annual Accounts for the year ended 12/31/07

2. Presentation of the Auditing Agency and Group Auditors Report

3. Approval of the Business Report with the Annual Statements and the Annual Accounts for the year 2007

4. Discharge of the Members of the Supervisory Board

5. Distribution of profits

6. Election of the Members of the Supervisory Board: Re-election of Mr. Martin Candrian, Dr. Elmar Ledergerber, Dr. Kaspar Schiller, Mr. Andreas Schmid; New election of Mr. Ulrik Svensson

7. Election of the Auditing Agency and Group Auditor for the year 2008: KPMG AG

8. Miscellaneous

					I	YES	Yes to all items except for 8	For the board except for item 8	4/3/2008	4/3/2008	N/A

		PHARMACEUTICALS
NOVN	CH0012005267	NOVARTIS AG	781,300	2/26/2008

1. Authorization of financial statements including compensation report, annual financial statement and consolidated financial statement

2. Resolution on the discharge of the Members of the Executive Board and the Members of the Supervisory Board

3. Distribution of available profit as per the balance and dividend proposal

4. Capital reduction

5. Implementation of a further share buyback program

6. Statutory Amendments

7. Election to Supervisory Board

8. Election of Auditing Agency and Auditors

					I	NO	Yes to all items	For the board	2/1/2008	2/5/2008	One of Citi’s processors inadvertently misfiled our voting instruction. The Fund voted yes to all items and for the board.

ROG	CH0012032048	ROCHE HOLDING AG	363,600	3/4/2008

1. Approval of the Annual Report (including the remuneration report), Financial Statements and Consolidated Financial Statements for 2007

2. Ratification of the Board of Directors’ actions

3. Vote on the appropriation of available earnings

4. Amendment to the Articles of Incorporation

5. Election of Directors

6. Election of Statutory and Group Auditors

					I	NO	N/A	N/A	N/A	N/A	Non-voting equity securities

		RETAIL
GALN	CH0015536466	GALENICA AG	26,550	5/8/2008

1. Annual Report, Annual Accounts 2007 of Galenica AG, and Annual Accounts 2007 of the Group Galenica: Report of the Auditing Agency

2. Compensation Report

3. Discharge of the members of the Supervisory Board and Board of Directors

4. Resolution on the appropriation of profit

5. Statutory Amendment of Article 3A-1

6. Elections

6.1 Re-election of the Supervisory Board: Dr. Paul Fasel, Mr. Etienne Jornod

6.2 New election of the Supervisory Board: Ms. Daniela Bosshardt-Hengartner, Mr. Jacques Theurillat

6.3 Election of Ernst & Young AG as Auditing Agency and Group Auditor

					I	YES	Yes to all items	For the board	4/14/2008	4/14/2008	N/A

JEL	CH0000668464	JELMOLI HLD AG	2,100	6/18/2008

1. Presentation of the financial statements and the Report of the Auditor and Group Auditor

2. Discharge of the Members of the Supervisory Board

3. Distribution of profit 2007

4. Elections of the Supervisory Board

5. Election of the Auditor and Group Auditor

6. Stock split of bearer shares at a ratio of 1 to 5

7. Share buyback

8. Election of the experts

8.1 Election of the experts for examination and undertaking of appraisals

8.2 Election of the experts for examination and supervision of cash management

8.3 Election of the experts for examination of the role of Goldman Sachs

						I	YES	Yes to all items	For the board	6/2/2008	6/2/2008	N/A

		PERSONAL & HOUSEHOLD GOODS
UHR	CH0012255151	SWATCH GROUP AG	49,816	5/21/2008

1. Business Report 2007

1.1 Annual Report of the Supervisory Board on the fiscal year 2007

1.2 Annual Account 2007

1.3 Report of the Auditing Agency

1.4 Approval and notification of the mentioned reports and accounts

2. Discharge of the Members of the Supervisory Board

3. Resolution on the appropriation of net earnings

4. Election of the Auditing Agency

5. Reduction of the share capital

						I	YES	Yes to all items	For the board	5/14/2008	5/14/2008	N/A

SGRN	CH0029926000	SCHULTHESS GROUP	30,700	4/17/2008

1. Presentation of the Business Report 2007 and the Auditing Agency and Group Auditor report

2. Approval of the Annual Financial Statements, Annual Accounts 2007 and Consolidated Annual Accounts 2007

3. Discharge of the Members of the Management Board

4. Resolution on the distribution of profit

5. Election to the Supervisory Board: Mr. Josef Felder

6. Election of the Auditing Agency and Group Auditor: PricewaterhouseCoopers AG

						I	YES	Yes to all items	For the board	3/19/2008	3/27/2008	N/A

		TECHNOLOGY
TEMN	CH0012453913	TEMENOS GROUP AG	606,200	6/20/2008

1. Annual Report 2007, Financial Statements 2007, Consolidation Accounting 2007 and Report of the Auditing Agency

2. Distribution of profit

3. Discharge of the Members of the Supervisory Board and the Executive Board of Directors

4. Authorized Capital

5. Election of the Members of the Supervisory Board

5.1 Mr. George Koukis

5.2 Mr. Chris Pavlou

6. Election of the Auditing Agency and Group Auditor - PricewaterhouseCoopers SA, Geneva

						I	YES	Yes to all items	For the board	5/13/2008	5/13/2008	N/A

OERL	CH0000816824	OC OERLIKON CORP. AG	22,700	5/13/2008

1. Annual Report, Annual Account of the OC Oerlikon Corporation AG and the Consolidated Annual Account 2007

2. Appropriation of profit 2007

3. Discharge of the Members of the Supervisory Board

4. Statutory Amendments

4.1 Amendments of Article 4-E

4.2 Amendments of Article 11-1

4.3 Amendment of Article 16

4.4 Amendment of Article 14, 17-2 and 21

5. Elections to the Supervisory Board: Mr. Georg Stumpf, Mr. Vladimir Kuznetsov, Mr. Guenther Robol, Mr. Dr. Hanno Baestlein

6. Election of the Auditing Agency

						I	YES	Yes to all items except for 4.2, 4.4 and 5 (Mr. Georg Stumpf, Mr. Guenther Robol, Mr. Dr. Hanno Baestlein)	For the board except for items 4.2, 4.4 and 5	4/30/2008	4/30/2008	N/A

		UTILITY SUPPLIERS
ATHN	CH0034389707	ATEL HOLDING AG	18,762	4/24/2008

1. Consolidated Annual Accounts 2007

2. Annual Report and Annual Accounts of the Atel Holding AG

3. Discharge to the members of the Supervisory Board

4. Distribution of profit

5. Capital reduction through face value payback:

5.1 Reduction of the ordinary share capital from CHF 435,890,800 to CHF 217,945,400 through reduction of the nominal value of registered shares from CHF 20 to CHF 10 and to pay back the amount of CHF 10 to shareholders

5.2 All share capital newly created till the execution of the capital reduction (under Article 3 of the statutes if applicable) will have his nominal value reduced by CHF 10 and this amount will be paid back to shareholders

5.3 Demands of creditors are fully covered

5.4 Statutory amendments of the Articles 3 and 3A

6. Elections

6.1 Election of Ernst & Young AG as Auditing Agency for fiscal 2008

6.2 Election of Ernst & Young AG as Group Auditor for fiscal 2008

						I	YES	Yes to all items	For the board	4/2/2008	4/8/2008	N/A

BKWN	CH0021607004	BKW FMB ENERGIE AG	162,250	5/9/2008

1. Annual Report, Annual Accounts and Consolidated Annual Accounts 2007: Report of the Auditing Agency and Group Auditor

2. Appropriation of profit

3. Discharge of the Supervisory Board

4. Election to the Supervisory Board - Mr. Dirk Steinheider

5. Election of the Auditing Agency and Group Auditor

						I	YES	Yes to all items	For the board	4/21/2008	4/21/2008	N/A

CKWN	CH0020603475	CENTRAL. KRAFTWERKE AG	28,409	1/25/2008

1. Financial report, consolidation accounting and Annual Financial Statement 2006-2007

2. Discharge of members of the Supervisory Board

3. Distribution of profits

4. Elections

4.1 Election of the Supervisory Board

4.2 Election of the Group Auditor and Auditing Agency

						I	YES	Yes to all items	For the board	1/9/2008	1/9/2008	N/A

EGL	CH0003288229	EGL AG	1,500	1/25/2008

1. Annual Report, financial statements and consolidated financial statement 2006-2007; report of the Auditing Agency and of the Group Auditor

2. Discharge of members of the Supervisory Board

3. Distribution of the profit and loss

4. Election of the Supervisory Board

5. Election of the Auditing Agency and of the Group Auditor

						I	YES	Yes to all items	For the board	1/9/2008	1/9/2008	N/A

RE	CH0016405836	RAETIA ENERGIE AG	5,000	5/23/2008	1. Annual results of the company for year 2007 2. Use of the earnings 3. Approval of the Supervisory Board 4. Voting	I	NO	N/A	N/A	N/A	N/A	Participation Certificate

7/1/07 - 12/31/07 - ORDINARY GENERAL MEETINGS

Ticker	ISIN	HOLDINGS	Nb of Shares	Date of AGM 2007	Description of the matter voted	Proposed by the issuer (I) or the shareholder (S)	Whether the fund cast its vote on the matter	How did the Fund vote	Whether the fund cast its vote for or against board	Date Proxy Was Received	Date Proxy Was Sent In	Reason for not voting / How the fund would have voted

		CHEMICALS
EMSN	CH0016440353	EMS - CHEMIE HOLDING AG	45,000	8/11/2007

1. Accept Financial Statements and Statutory Reports

2. Approve allocation of income and dividends of CHF 5.50 per share and a special dividend of CHF 2.50 per share

3. Approve discharge of Board and Senior Management

4. Re-elect Magdalena Martullo-Blochar, Egbert Appel, Hansjoerg Frey, Werner Praetorius, and Albert Reich as Directors

4.1 Elect Ulf Berg as Director

5. Ratify KPMG AG as Auditors

						I	YES	Yes to all items	For the board	7/24/2007	7/25/2007	N/A

		FOOD AND BEVERAGES
BARN	CH0009002962	BARRY CALLEBAUT AG	2,690	11/29/2007

1. Presentation of the Business Report consisting of the Annual Report, the Annual Financial Statements and the Consolidated Financial Statements (Consolidated Annual Accounts) as per 8/31/07

2. Presentation of the Reports of the Auditors and the Group Auditors as per 8/31/07

3. Approval of the Business Report, consisting of the Annual Report, the Annual Financial Statements and the Consolidated Financial Statements as per 8/31/08

4. Appropriation of available earnings and repayment of par value

4.1 Appropriation of retained earnings

4.2 Capital decrease in order to settle a repayment of par value to the share-holders

5. Granting of discharge to the Members of the Board of Directors and of the Executive Board

6. Re-elections to the Board of Directors: Andreas Jacobs, Andreas Schmid, Rolando Benedick, Markus Fiechter, Stefan Pfander, Urs Widmer

7. Re-election of Auditors and Group Auditors

						I	YES	Yes to all items	For the board	11/12/2007	11/12/2007	N/A

12/31/07 - 6/30/08 - EXTRAORDINARY MEETINGS

Ticker	ISIN	HOLDINGS	Nb of Shares	Date of EGM 2008	Description of the matter voted	Proposed by the issuer (I) or the shareholder (S)	Whether the fund cast its vote on the matter	How did the Fund vote	Whether the fund cast its vote for or against board	Date Proxy Was Received	Date Proxy Was Sent In	Reason for not voting / How the fund would have voted

		BANKS
UBSN	CH0024899483	UBS AG	870,000	2/27/2008	1. Disclosure request and proposal of special audit 2. Stock dividend, creation of approved capital and authorization of Article 4B of the Statutes 3. Capital increase	I	YES	Yes to all items except for 3	For the board except for item 3	1/31/2008	2/14/2008	N/A

7/1/07 - 12/31/07 - EXTRAORDINARY MEETINGS

Ticker	ISIN	HOLDINGS	Nb of Shares	Date of EGM 2007	Description of the matter voted	Proposed by the issuer (I) or the shareholder (S)	Whether the fund cast its vote on the matter	How did the Fund vote	Whether the fund cast its vote for or against board	Date Proxy Was Received	Date Proxy Was Sent In	Reason for not voting / How the fund would have voted

		RETAIL

JEL	CH0000668464	JELMOLI HOLDING AG	2,100	12/7/2007

1. Agenda item requested by Fortelus - Special Audit (“Sonderprufung”)

2. Agenda item requested by Fortelus and Franklin - split of bearer shares in a ratio of 1:5 and change of the Articles of Association

3. Election of Members to the Board of Directors

3.1 Election of Messrs. Christopher M. Chambers, Dr. Markus Dennler and Barthelemy Helg as New Members of the Board of Directors

3.2 Agenda item requested by Fortelus and Franklin - Election of a Representative or Representatives of the Class of Bearer Shares to the Board of Directors

3.3 Agenda item requested by Fortelus and Franklin - Election of three New Members of the Board of Directors independent of the Majority Shareholder Pelham Investment SA

4. Share buyback program

4.1 Authorization of the Board of Directors to carry out a share buyback program

4.2 Agenda item requested by Fortelus and Franklin - Obligation of the Board of Directors to carry out a share buyback program

						I	NO	N/A	N/A	N/A	N/A	This EGM was not posted on CitiDirect; E-mail notification was not received from Citi. The Fund would have voted yes to all items except for 1 and 2 and The Fund disagrees with the Board on the matters of 1, 2, 3.3 and 4.2.

		UTILITIES

MC	CH0002124276	MOTOR COLUMBUS LTD	470	11/7/2007

1. Change of registered address

2. Change of the company’s name

3. Change of the company’s purposes

4. Change of bearer shares to registered shares

5. Stock split

6. Total revision of the Articles of Association

7. Ordinary increase of share capital

8. Creation of authorized capital

						I	NO	N/A	N/A	N/A	N/A	E-mail notification was not received from Citi. The Fund would have voted yes to all items and The Fund would have voted for the Board.

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant Swiss Helvetia Fund, Inc.

By (Signature and Title)*	/s/ Rodolphe E. Hottinger
Rodolphe E. Hottinger, President

Date August 25, 2008

*	Print the name and title of each signing officer under his or her signature.